Annual Total Returns - Fidelity Disruptive Medicine Fund [BarChart] - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Medicine Fund
Jul. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Medicine Fund
Bar Chart Table:
Annual Return 2021	10.99%